                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number : 1

      This Amendment (Check only one.):
            [X] is a restatement.*
            [ ] adds new holding entries

* EXPLANATORY NOTE:

On May 4, 2005, Needham Investment Management L.L.C.'s report on Form 13F-HR for the quarter ended March 31, 2005 (SEC Accession No. 0000893220-05-001019) was inadvertently filed under The Needham Funds, Inc.'s CIK number 0001002537, and should be disregarded. The correct report on Form 13F-HR for the quarter ended March 31, 2005 was filed on June 7, 2005 (SEC Accession No. 0000893220-05-001340).

Institutional Investment Manager Filing this Report:

Name:       Needham Investment Management L.L.C.
Address:    445 Park Avenue
            New York, NY 10022

Form 13F File Number:         028-10095


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Glen W. Albanese
Title:      Chief Financial Officer
Phone:      212-371-8300

Signature, Place, and Date of Signing:

/s/ Glen W. Albanese          New York, New York                  06/07/05
-----------------------       ----------------------              --------------
[Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.


                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:              --

Form 13F Information Table Entry Total:         --

Form 13F Information Table Value Total:         --
                                                -------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.